VARIABLE INTEREST ENTITY	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITY

As of September 30, 2015 and December 31, 2014, the Company determined that Atlas fit the description of a VIE, with the Company as the primary beneficiary, because officers and directors of the Company are the majority shareholders of Atlas and have the ability to direct the activities of the entity. Atlas is also contracted to provide all inventory collected that meets quality standards to the Company at fixed rates. As a result of the control the Company has over Atlas, the accounts of Atlas have been consolidated with the accounts of the Company in accordance with ASC 810-10.

The carrying amount and classification of the assets and liabilities of Atlas that are included in the Company’s consolidated balance sheets are as follows:

	September 30, 2015	December 31, 2014
Total current assets	$214,556	$75,652
Total assets	571,817	543,500
Total current liabilities	214,538	140,365
Total liabilities	414,538	629,365

The amounts shown in the above table as of September 30, 2015 and December 31, 2014 include intercompany payables and receivables that have been eliminated in consolidating Atlas with the Company. As of September 30, 2015 and December 31, 2014, $210,981 and $55,532 were payables due to Atlas for inventory received.

The amounts and classification of income and expenses of Atlas that are in the Company’s consolidated statements of operations are as follows:

	Three Months Ending
	September 30, 2015	September 30, 2014
Revenues	$92,785	$731,972
Cost of goods	(70,415)	(524,032)
Gross margin	22,370	207,940
Expenses	30,945	12,373
Net income (loss)	$(8,575)	$195,567

The amounts shown in the above table for the three months ended September 30, 2015 and 2014 include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the three months ended September 30, 2015 and 2014, the Company purchased inventory from Atlas of $70,415 and $458,736, respectively.

	Nine Months Ending
	September 30, 2015	September 30, 2014
Revenues	$434,685	$1,837,086
Cost of goods	(250,225)	(1,149,197)
Gross margin	184,460	687,889
Expenses	155,205	478,715
Net income (loss)	$29,255	$209,174

The amounts shown in the above table for the nine months ended September 30, 2015 and 2014 include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the nine months ended September 30, 2015 and 2014, the Company purchased inventory from Atlas of $428,052 and $1,102,563, respectively.

As of December 31, 2014 and 2013, the Company determined that Atlas Global, LLC fit the description of a variable interest entity, with the Company. as the primary beneficiary, because the officers and directors of Epic Corp. are the majority shareholders of Atlas and have the ability to direct the activities of the entity.  Atlas is also contracted to provide all inventory collected that meets quality standards to Epic at fixed rates.  As a result of the control Epic has over Atlas the accounts of Atlas have been consolidated with the accounts of the Company in accordance with ASC 810-10.

The carrying amount and classification of the assets and liabilities of Atlas that are included in the consolidated balance sheets are as follows:

	December 31, 2014	December 31, 2013
Total current assets	$75,652	$88,491
Total assets	543,500	439,742
Total current liabilities	140,365	84,800
Total liabilities	629,365	521,800

The amounts shown in the above table as of December 31, 2014 and 2013 include intercompany payables and receivables that have been eliminated in consolidating Atlas with the Company. As of December 31, 2014 and December 31, 2013, $55,532 and $43,702 were payables due to Atlas for inventory received. As of December 31, 2014 and 2013, $7,288 and $0 were payable to Epic for expenses paid on behalf of Atlas.

The amounts and classification of income and expenses of Atlas that are in the consolidated statements of operations are as follows:

	Years Ending
	December 31, 2014	December 31, 2013
Revenues	$2,228,086	$1,563,217
Cost of goods	(1,378,689)	(791,287)
Gross margin	849,397	771,930
Expenses	826,688	873,580
Net income (loss)	$22,709	$(101,650)

The amounts shown in the above table for the years ending December 31, 2014 and 2013 include sales and purchases that have been eliminated in consolidating Atlas with the Company. During the years ending December 31, 2014 and December 31, 2013, the Company purchased inventory from Atlas of $1,764,315 and $256,720, respectively.